Summary of Significant Accounting Policies - Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis (Details) - Fair Value Recurring - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 333,764	¥ 310,547
Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	57,660	12,310
Level 1 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	40,184	71,570
Level 2 | Short-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	293,580	238,977
Level 2 | Long-Term Investments
Summary Of Significant Accounting Policies [Line Items]
Assets fair value disclosure	¥ 57,660	¥ 12,310